DERIVATIVE ROYALTY ASSET - Disclosure of detailed information about changes in the derivative royalty asset (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Derivative Royalty Asset [Abstract]
Derivative royalty asset, beginning balance	$ 0	$ 6,432,610
Acquisition	7,203,474
Payments received or due under derivative royalty asset	(1,040,100)	(2,163,380)
Mark-to-market gain (loss) on derivative royalty asset	269,236	(235,223)	$ 0
Derivative royalty asset, ending balance	6,432,610	4,034,007	0
Current portion	2,416,461	2,144,547	0
Long - term portion	$ 4,016,149	$ 1,889,460	$ 0